Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information

6 Segment information

The Group has reviewed its assessment of reportable segments under IFRS 8 ‘Operating Segments’ and concluded that the Group continues to have one reportable segment.

This determination is considered to be a Key Judgement and this judgement has been taken with reference to the following factors:

1 The level of integration across the different functions of the Group’s pharmaceutical business:

AstraZeneca is engaged in a single business activity of pharmaceuticals and the Group does not have multiple operating segments. AstraZeneca’s pharmaceuticals business consists of the discovery and development of new products, which are then manufactured, marketed and sold. All of these functional activities take place (and are managed) globally on a highly integrated basis. These individual functional areas are not managed separately.

2 The identification of the Chief Operating Decision Maker (CODM) and the nature and extent of the financial information reviewed by the CODM:

The SET, established and chaired by the CEO, is the vehicle through which the CEO exercises the authority delegated to him from the Board for the management, development and performance of AstraZeneca as a whole. It is considered that the SET is AstraZeneca’s Chief Operating Decision Making body (as defined by IFRS 8). The operation of the SET is principally driven by the management of the Commercial operations, R&D, manufacturing and supply and enabling functions. All significant operating decisions are undertaken by the SET. While members of the SET have responsibility for implementation of decisions in their respective areas, operating decision making is at SET level as a whole. Where necessary, these are implemented through cross-functional sub-committees that consider the Group-wide impact of a new decision. For example, product launch decisions would be initially considered by the SET and, on approval, passed to an appropriate sub team for implementation. The ability of the enterprise to develop, produce, deliver and commercialise a wide range of pharmaceutical products are central to the SET decision-making process.

In assessing performance, the SET reviews financial information on an integrated basis for the Group as a whole, substantially in the form of, and on the same basis as, the Group’s IFRS Financial Statements. The high upfront cost of discovering and developing new products, coupled with the relatively insignificant and stable unit cost of production, means that there is not the clear link that exists in many manufacturing businesses between the revenue generated on an individual product sale and the associated cost and hence margin generated on a product. Consequently, the profitability of individual drugs or classes of drugs is not considered a key measure of performance for the business and is not monitored by the SET. The focus of additional financial information reviewed is at brand sales and gross margin level within specific geographies. Expenditure analysis is completed for the science units, operations and enabling functions; there is no allocation of these centrally managed Group costs to the individual product or brands. The bonus of SET members’ continues to be derived from the Group scorecard outcome as discussed in our Directors’ Remuneration Report.

3 How resources are allocated:

Resources are allocated on a Group-wide basis according to need. In particular, capital expenditure, in-licensing, and R&D resources are allocated between activities on merit, based on overall therapeutic considerations and strategy under the aegis of the Group’s Early-Stage Product Committees and Late-Stage Product Committees.

Geographic areas

The following table shows information for Total Revenue by geographic area and material countries. The additional tables show the Operating profit and Profit before tax made by companies located in that area, together with Non-current assets, Total assets, assets acquired, net operating assets, and Property, plant and equipment owned by the same companies. Product Sales by geographic market are included in the area/country where the legal entity resides and from which those sales were made.

			Total Revenue
	2022	2021	2020
	$m	$m	$m
UK	3,117	3,245	1,741

Rest of Europe
France	1,107	915	653
Germany	1,902	1,486	937
Italy	735	577	431
Spain	738	578	398
Sweden	1,721	2,322	1,026
Others	2,706	1,949	1,391
	8,909	7,827	4,836
The Americas
Canada	1,166	772	596
US	17,278	12,047	8,955
Others	1,175	1,203	761
	19,619	14,022	10,312
Asia, Africa & Australasia
Australia	571	547	282
China	5,743	6,002	5,345
Japan	3,986	3,395	2,567
Others	2,406	2,379	1,534
	12,706	12,323	9,728
Total Revenue	44,351	37,417	26,617

Total Revenue outside of the UK totalled $41,234m for the year ended 31 December 2022 (2021: $34,172m; 2020: $24,876m).

		Operating profit/(loss)			Profit/(loss) before tax
	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m
UK	1,120	(950)	824	272	(1,477)	518
Rest of Europe	2,945	2,999	2,838	2,709	2,682	2,356
The Americas	(954)	(1,936)	758	(1,140)	(2,401)	297
Asia, Africa & Australasia	646	943	742	660	931	745
Continuing operations	3,757	1,056	5,162	2,501	(265)	3,916

		Non-current assets		[1]			Total assets
	2022	2021	2020		2022	2021	2020
	$m	$m	$m		$m	$m	$m
UK	8,635	7,692	7,900		16,786	16,615	17,851
Rest of Europe	35,093	39,171	15,821		40,669	48,383	19,738
The Americas	25,736	26,570	18,501		32,990	34,301	23,640
Asia, Africa & Australasia	1,089	1,254	1,354		6,038	6,064	5,500
Continuing operations	70,553	74,687	43,576		96,483	105,363	66,729

			Assets acquired	[2]		Net operating assets		[3]
	2022	2021	2020		2022	2021	2020
	$m	$m	$m		$m	$m	$m
UK	2,301	810	1,611		3,863	3,239	5,244
Rest of Europe	522	26,527	505		32,726	40,161	10,242
The Americas	421	10,810	286		23,290	24,786	15,697
Asia, Africa & Australasia	51	94	116		1,895	736	607
Continuing operations	3,295	38,241	2,518		61,774	68,922	31,790

1	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
2	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
3	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, Retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2022	2021	2020
	$m	$m	$m
UK	2,526	2,542	2,227
Ireland	1,040	969	–
Sweden	1,472	1,593	1,755
US	2,176	2,660	2,662
Rest of the world	1,293	1,419	1,607
Continuing operations	8,507	9,183	8,251

Geographic markets

The table below shows Product Sales in each geographic market in which customers are located.

	2022	2021	2020
	$m	$m	$m
UK	996	1,206	611
Rest of Europe	7,503	6,792	4,446
The Americas	20,126	14,893	10,004
Asia, Africa & Australasia	14,373	13,650	10,829
Continuing operations	42,998	36,541	25,890

Product Sales are recognised when control of the goods has been transferred to a third party. A significant proportion of this is upon delivery of the products to wholesalers. One wholesaler (2021: one; 2020: one) individually represented greater than 10% of Product Sales. The value of Product Sales to this wholesaler was $5,387m (2021: $4,862m; 2020: $3,321m).